TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Unrecovered expenditures	$ 6,700,186	$ 3,087,881
Operating loss carryforwards	$ 120,640	118,974
Tax operating loss carry forwards expiry	the net operating loss will begin to expire in year 2023
Deferred tax assets valuation allowance	$ 290,752	216,086
INDONESIA
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%		25.00%
Non-eligible for tax discount, percentage	50.00%
INDONESIA | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	25.00%
INDONESIA | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	22.00%
HONG KONG
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 1,231,123	$ 892,978
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Income tax rate	16.50%